Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

September 4, 2009

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:

Delaware Group Adviser Funds (File Nos. 033-67490 and 811-07972), Delaware Group Cash Reserve (File Nos. 002-60770 and 811-02806), Delaware Group Equity Funds I (File Nos. 002-10765 and 811-00249), Delaware Group Equity Funds II (File Nos. 002-13017 and 811-00750), Delaware Group Equity Funds III (File Nos. 002-28871 and 811-01485), Delaware Group Equity Funds IV (File Nos. 033-00442 and 033-00442), Delaware Group Equity Funds V (File Nos. 033-11419 and 811-04997), Delaware Group Foundation Funds (File Nos. 333-38801 and 811- 08457), Delaware Group Global & International Funds (File Nos. 033-41034 and 811-06324), Delaware Group Government Funds (File Nos. 002-97889 and 811- 04304), Delaware Group Income Funds (File Nos. 002-37707 and 811-02071), Delaware Group Limited-Term Government Funds (File Nos. 002-75526 and 811-03363), Delaware Group State Tax-Free Income Trust (File Nos. 002-57791 and 811-02715), Delaware Group Tax-Free Fund (File Nos. 002-86606 and 811- 03850), Delaware Group Tax-Free Money Fund (File Nos. 002-70164 and 811- 03120), Delaware Pooled Trust (File Nos. 033-40991 and 811-06322), Voyageur Insured Funds (File No. 033-11235 and 811-04973), Voyageur Intermediate Tax- Free Funds (File Nos. 002-99266 and 811-04973), Voyageur Mutual Funds (File Nos. 033-63238 and 811-07742), Voyageur Mutual Funds II (File Nos. 033-11495 and 811-04989), Voyageur Mutual Funds III (File Nos. 002-95928 and 811-04547), Voyageur Tax Free Funds (File Nos. 002-87910 and 811-03910) (collectively, the “Funds”)

Dear Sir or Madam:

     Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system are a preliminary proxy statement, notice of a joint special meeting, and form of proxy to be furnished to shareholders of the Funds, all to be used in connection with a joint special meeting of shareholders of the Funds (the “Meeting”) scheduled to be held on November 12, 2009. Definitive copies of these proxy solicitation materials are expected to be sent to shareholders on or about September 21, 2009.

     At the Meeting, shareholders of the Funds will be asked (1) to elect a Board of Trustees; and (2) to approve an investment management agreement between the Funds, on behalf of the applicable series, and Delaware Management Company.

     Four other similar proxy statements containing substantially similar proposals and information are concurrently being filed by other registrants managed by Delaware Management Company.

     Please direct any questions and comments relating to this filing to Michael D. Mabry at (215) 564-8011, or in his absence, Samuel K. Goldstein at (215) 564-8128.

Very truly yours,

/s/Michael D. Mabry
Michael D. Mabry,

cc: James O' Connor